STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024
Cash Flow from Operating Activities
Net loss	$ (582,894)	$ (5,931,459)	$ (6,615,496)	$ (3,338,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	128,653	111,988	245,131	179,672
Non cash interest expenses	12,531	0
Legal services provided in exchange for convertible note	0	45,000	45,000	0
Loss on fair value of convertible note			14,867	0
Loss on write-off of intangible asset	0	105,190	105,190	0
(Gain)/Loss on fair value of convertible note	88,160	14,985
(Gain)/Loss on derivative liability	9,214
Loss on sale of asset			9,202	0
Share based compensation	0	5,092,557	5,333,937	1,192,356
Changes in operating assets and liabilities:
Decrease in due from related party			0	56,392
(Increase)/Decrease in accounts receivable	332,669	(8,450)	(332,669)	0
Decrease in other receivable	1,000	0	(1,000)
(Decrease) in accounts payable	(340,023)	(106,116)	228,362	115,545
Increase/(Decrease) in accrued payroll			(17,780)	17,762
Increase in accrued interest payable	13,637	13,864	27,500	(12,425)
Operating lease ROU assets and lease liabilities, net	(634)	125	106	1,412
Increase/(Decrease) in accrued payroll	0	(8,881)	(2,838)	(14,802)
Net Cash Used in Operating Activities	(337,687)	(671,197)	(960,488)	(1,802,678)
Cash Flows from Financing Activities
Proceeds from related party advances	230,000	509,000	558,500	960,585
Repayment of related party advances	(30,000)	(150,000)	(430,700)	0
Proceeds from security deposits			0	100,000
Proceeds from customer deposits			(99)	99
Proceeds from sale of common stock subscription payable	60,000	0	10,000	(17,001)
Proceeds from sale of common stock	62,500	542,500	1,039,000	958,929
Proceeds from issuance of convertible notes payable	314,500	0
Repayment of convertible notes payable	(150,000)	0
Net Cash Provided by Financing Activities	487,000	901,500	1,176,701	2,002,612
Cash Flows from Investing Activities
Purchase of property and equipment	(13,168)	(177,944)	(227,943)	(381,934)
Sale of property and equipment			1,000	0
Purchase of long term asset			0	(32,904)
Net Cash Used in Investing Activities	(13,168)	(177,944)	(226,943)	(414,838)
Net increase (decrease) in cash	136,145	52,359	(10,730)	(214,904)
Cash at beginning of period	9,525	20,255	20,255	235,159
Cash at end of period	145,670	72,614	9,525	20,255
Supplemental Disclosure for Cash Paid:
Lease liability paid during the period	31,089	0	60,804	48,421
Interest paid during the period	897	0	0	0
Income taxes paid during the period	0	0	0	0
Supplemental Disclosure for Non-Cash Investing and Financing Activities:
Property and equipment acquired through accounts payable	348,845	398,845	348,845	0
Common stock cancellation per share exchange agreement	0	(360,000)	(360,000)	0
Series B preferred stock issuance per exchange agreement	0	360,000	360,000	0
Shares issued for redemption of convertible notes payable	47,446	0
Convertible note issued in exchange for legal services, recorded at fair value	0	59,985	$ 60,000	$ 0
Derivative liability balance	$ 192,500	$ 0